Employee future benefits	9 Months Ended
Sep. 30, 2023
Employee Future Benefits
Employee future benefits

5. Employee future benefits

The change in the Company’s employee future benefit obligations is summarized as follows:

	Nine months ended September 30, 2023			Year ended December 31, 2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	21,657	93	21,750	29,412
Current service cost	89	11	100	142
Interest cost	599	1	600	295
Actuarial gain from changes in financial assumptions	(1,249)	(1)	(1,250)	(5,915)
Benefits paid	(560)	-	(560)	(752)
Impact of foreign exchange rate changes	(295)	(2)	(297)	(1,432)
Balances – End of the period	20,241	102	20,343	21,750

Change in plan assets
Balances – Beginning of the period	10,591	-	10,591	11,927
Interest income from plan assets	296	-	296	120
Employer contributions	25	-	25	45
Employee contributions	7	-	7	10
Benefits paid	(198)	-	(198)	(247)
Remeasurement of plan assets	-	-	-	(641)
Change in asset ceiling	(337)	-	(337)	-
Impact of foreign exchange rate changes	(146)	-	(146)	(623)
Balances – End of the period	10,238	-	10,238	10,591

Net liability of the unfunded plans	10,003	102	10,105	10,787
Net liability of the funded plans	-	-	-	372
Net amount recognized as Employee future benefits	10,003	102	10,105	11,159

Amounts recognized:
In net loss	385	12	397	295
Actuarial gain on defined benefit plans in other comprehensive loss	912	1	913	5,262

The calculation of the employee future benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 4.20% as of September 30, 2023, and 3.75% as of December 31, 2022, causing the variances in the actuarial gain on defined benefit plan during the nine months ended September 30, 2023.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2023, and for the three and nine months ended September 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)